INCOME TAXES AND TAX RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes and Tax Receivable [Abstract]
INCOME TAXES AND TAX RECEIVABLE
20.  INCOME TAXES AND TAX RECEIVABLE

The Company recorded income tax expenses of $387,561 and $149,228 for the three months ended September 30, 2013 and 2012 and $1,041,398 and $1,120,306 for the nine months ended September 30, 2013 and 2012, respectively. The Company’s effective tax rates are 15.0% and 14.6% for the nine months ended September 30, 2013 and 2012, respectively. The change in effective tax rate resulted from the slight decrease in percentage of profit from loan business, which is subject to the preferential tax rate of 12.5%

As of September 30, 2013 and December 31, 2012, income tax receivable/(payable) is comprised of:

	September 30, 2013 (Unaudited)	December 31, 2012
Income tax payable	$-	$(1,068,051)
Income tax receivable	1,012,954	1,047,602
Total income tax receivable/ (payable), net	$1,012,954	$(20,499)

Income tax payables represented enterprise income tax at a rate of 25% the Company accrued for but not paid as of September 30, 2013 and December 31, 2012, respectively. And income tax receivable represented the income tax refund the Company will receive from the tax authority in the annual income tax settlement.

As of September 30, 2013 and December 31, 2012, the Company recognized deferred tax liabilities amounting to US$323,549 and US$303,567, respectively. Deferred tax liability arises from government incentive for the purpose of covering the Company’s actual loan losses and ruled that the income tax will be imposed on the subsidy if the purpose is not fulfilled within 5 years after the Company receives the subsidy.

As of September 30, 2013 and December 31, 2012, the Company intends to permanently reinvest the undistributed earnings from its foreign subsidiaries to fund future operations. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

20.	INCOME TAXES AND TAX RECEIVABLE

Effective January 1, 2008, the New Taxation Law of PRC stipulates that domestically owned enterprises and foreign invested enterprises (the “FIEs”) are subject to a uniform tax rate of 25%. While the New Tax Law equalizes the tax rates for FIEs and domestically owned enterprises, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high-technology companies, regardless of whether these are domestically-owned enterprises or FIEs. In November 2009, the Jiangsu Province Government issued Su Zheng Ban Fa [2009] No. 132 which  stipulates that Micro-credit companies in Jiangsu Province is subject to preferential tax rate of 12.5%. As a result, the Company is subject to the preferential tax rate of 12.5% for the periods presented. The taxation practice implemented by the tax authority governing the Company is that the Company pays enterprise income taxes at rate of 25% on a quarterly basis, and upon annual tax settlement done by the Company and the tax authority in five (5) months after December 31 the tax authority will refund the Company the excess enterprise income taxes it paid beyond the rate of 12.5%.

In April 2012 the Company received a notice from local tax authority that the Company’s lending business is qualified to enjoy a preferential tax rate of 12.5% under the Su Zheng Ban Fa [2009] No. 132 for its direct loan operations. However, income arising from guarantee business does not qualify for the preferential rate and is subject to the standard tax rate of 25%. Local tax authority required the Company to implement the above-mentioned policy starting with tax filing for 2011 which was filed in April 2012 and the policy applies to all years thereafter.  The Company evaluated the impact of the changed policy on the income tax provision on the issued financial statements of 2011, and determined the understated income tax for 2011 was approximately $220,032. The Company determined the underpayment was comparatively minimal as it accounted for 3% of net income of 2011, thus it recorded the underpayment of $220,032 in the financial statements for the year ended December 31, 2012. There is no underpayment penalty assessed.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions., For the years ended December 31, 2012 and 2011,  the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months. The Company will classify interest and penalties related to income tax matters, if any, in income tax expense.

Income tax (payable)/receivable is comprised of:

	December 31, 2012	December 31, 2011
Income tax payable	$(1,068,050)	$(571,822)
Income tax receivable	1,047,601	1,131,099
Total income tax (payable)/receivable, net	$(20,449)	$559,277

Income tax payables represented enterprise income tax at a rate of 25% the Company accrued for the last quarter but not paid as December 31, 2012 and 2011. And income tax receivable represented the income tax refund the Company will receive from the tax authority in the annual income tax settlement.

Income tax expense is comprised of:

	For the year ended December 31,
	2012	2011

Current income tax	$1,669,546	$1,112,638
Deferred income tax	37,420	77,918
Total provision for income taxes	$1,706,966	$1,190,556

The effective tax rate for the years ended December 31, 2012 and 2011 are 17.10% and 12.54%, respectively.

Deferred tax liability arises from government incentive for the purpose of covering the Company’s actual loan losses and ruled that the income tax will be imposed on the subsidy if the purpose is not fulfilled within 5 years after the Company receives the subsidy.  As of December 31, 2012 and 2011, the deferred tax liability amounted to $303,567 and $264,040, respectively.